Debt (Tables)	9 Months Ended
Sep. 30, 2022
Disclosure of long term debt [abstract]
Summary Of Detailed Information About Borrowings

			Principal amount outstanding
Security	Issuer	Guarantors	(U.S.$)
6.875% Notes due 2025	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	901,836
6.700% Notes due 2032	Petróleos Mexicanos	Pemex Exploration and Production, Pemex Industrial Transformation and Pemex Logistics	6,779,842

Summary of Changes in Consolidated Debt
The following table presents the roll-forward of total debt of PEMEX for the nine-month periods ended September 30, 2022 and 2021, and for the year ended December 31, 2021, which includes short and long-term debt:

	September 30, 2022 (i)		December 31, 2021 (i)	September 30, 2021 (i)
Changes in total debt:
At the beginning of the period	Ps.	2,249,695,894	2,258,727,317	2,258,727,317
Loans obtained - financing institutions (ii)	760,249,760		1,652,151,747	1,058,854,764
Debt payments	(799,148,919)		(1,707,581,580)	(1,027,818,098)
Accrued interest (iii)(iv)(v)	110,204,259		162,903,771	109,254,054
Interest paid	(123,300,926)		(157,256,625)	(123,430,793)
Foreign exchange	(64,886,681)		40,751,264	19,895,393
At the end of the period	Ps.	2,132,813,387	2,249,695,894	2,295,482,637

(i)	These amounts include accounts payable by Financed Public Works Contracts (“FPWC”) (formerly known as Multiple Services Contracts), which do not generate cash flows.

(ii)	Petróleos Mexicanos implemented a factoring arrangement to support its suppliers. Amounts as of December 31, 2021 totaled Ps. 15,934,904, which did not represent cash flows.

(iii)
As of September 30, 2022, includes awards amortization, fees and expenses related to the issuance of debt in the amount of Ps. 297,604 and Ps. (355,978), respectively, and amortized cost of Ps. 4,500,734.

(iv)
As of December 31, 2021, includes awards amortization, fees and expenses related to the issuance of debt in the amount of Ps. 3,290,673 and Ps. (2,835,359), respectively, and amortized cost of Ps. 6,226,947.

(v)
As of September 30, 2021, includes awards amortization, fees and expenses related to the issuance of debt in the amount of Ps. 208,088 and Ps. (337,691), respectively, and amortized cost of Ps. 428,452.

Summary of Foreign Currency Translation
As of September 30, 2022 and December 31, 2021, PEMEX used the following exchange rates to translate the outstanding balances in foreign currencies to pesos in the statement of financial position:

	September 30, 2022		December 31, 2021
U.S. dollar	Ps.	20.3058	20.5835
Japanese yen	0.1410		0.1789
Pounds sterling	22.1617		27.8834
Euro	19.7839		23.4086
Swiss francs	20.8072		22.5924